ACQUISITIONS (Summary of provisional fair value of consideration transferred) (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Payments made to settle final indebtedness, net of minimum operating cash as defined in the B/HI Share Purchase Agreement	$ 575,856
Working capital adjustment	192,986
Fair value of common stock issued to the B/HI Sellers	36,715
Fair value of the consideration transferred	805,557
Common Stock issued at closing (69,907 shares)	314,581
Cash Consideration paid at closing	1,500,000
Common Stock issued on January 4, 2021(103,245 shares)	350,000
Contingent Consideration	145,000
Working capital adjustment during measurement period	(82,651)
consideration transferred totaled	$ 2,226,930